Property and Equipment, Accumulated depreciation and impairment loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Balance at beginning of period	$ 22,777
Balance at end of period	26,771	$ 22,777
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	4,456
Balance at end of period	6,047	4,456
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	998
Balance at end of period	790	998
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	232
Balance at end of period	139	232
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	13,239
Balance at end of period	11,679	13,239
Construction in progress [member]
Property, plant and equipment
Balance at beginning of period	3,852
Balance at end of period	8,116	3,852
Accumulated depreciation and impairment loss
Property, plant and equipment
Balance at beginning of period	(10,520)	(7,192)
Depreciation	4,346	3,944
Disposals	522	616
Balance at end of period	(14,344)	(10,520)
Accumulated depreciation and impairment loss | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	(3,965)	(2,968)
Depreciation	1,973	1,572
Disposals	251	576
Balance at end of period	(5,686)	(3,965)
Accumulated depreciation and impairment loss | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	(454)	(239)
Depreciation	208	215
Disposals	0	0
Balance at end of period	(663)	(454)
Accumulated depreciation and impairment loss | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	(1,287)	(1,030)
Depreciation	174	297
Disposals	271	40
Balance at end of period	(1,190)	(1,287)
Accumulated depreciation and impairment loss | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	(4,815)	(2,955)
Depreciation	1,991	1,860
Disposals	0	0
Balance at end of period	(6,806)	(4,815)
Accumulated depreciation and impairment loss | Construction in progress [member]
Property, plant and equipment
Balance at beginning of period	0	0
Depreciation	0	0
Disposals	0	0
Balance at end of period	$ 0	$ 0